Note 4 - Revenue and Other Income	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
Note
4
 Revenue and other income

Revenue

The business and reporting structure for the Group, based on information provided to its chief operating decision maker, consists of one
operating segment (Consumer Business). The Group sees the current consumer products to be an integrated portfolio with key resources leveraged across the Consumer Business.

	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Revenue by customer location	2016	2016	2017	2018
Ireland	32,730	9,310	63,152	76,791
Russia	13,883	2,868	18,251	17,356
Other	41,904	6,589	47,490	78,129
Total	88,518	18,767	128,893	172,276

Revenue by country is based upon the customers’ countries of domicile, which is not
necessarily an indication of where activities occur because the end-users of the Group’s products are located worldwide.

The Group has
two
customer groups that have each exceeded
10%
of the Group’s revenue in the periods below:

	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
	November 3,	December 31,	December 31,	December 31,
[US$ thousands]	2016	2016	2017	2018
Customer group 1	33,265	7,561	55,685	67,882
Customer group 2	12,775	2,594	16,604	17,017

Revenue from Customer group
1
includes both search and advertising services, while revenue from Customer group
2
includes only search services.

The table below specifies the amount of revenue recognized from each of the Group’s four
categories of products and services:

	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Revenue type	2016	2016	2017	2018
Search	44,347	10,215	68,192	80,204
Advertising	27,960	5,219	41,047	59,895
Retail	—	—	—	9,287
Technology licensing and other revenue	16,211	3,333	19,653	22,890
Total	88,518	18,767	128,893	172,276

For more details about the revenue types, please refer to Note
2.

Retail

In
2018
the Group entered into the business of selling prepaid airtime and data to consumers and wholesalers in certain African countries and Indonesia. Retail revenues also includes consideration from sale of handsets to wholesalers in Indonesia.

Other income

During
2017,
the Group entered into a set of agreements with
one
customer that included a sale of intellectual property, which had embedded technology licensed from Otello Corporations ASA, and certain time-restricted hosting services. The sale of intellectual property (IP), net of associated costs and the book value of the divested IP, and the costs of external technology required to enable the intellectual property to be transferred, is presented net as Other income. Revenue related to the licensing of the Group’s own IP and the revenues from hosting services are included in the Technology licensing and other revenue category.

	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Other income	2016	2016	2017	2018
Proceeds allocated to divestment of IP	—	—	7,800	—
Cost of technology license obtained from	—	—	—	—
Otello Corporation ASA	—	—	(2,000)	—
Book value of associated capitalized development costs	—	—	(256)	—
Legal fees related to the divestment process	—	—	(84)	—
Total	—	—	5,460	—